Shareholders' Equity (Intrinsic Value of Stock Options) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Aggregate intrinsic value of options outstanding	$ 2,229	$ 3,825
Aggregate intrinsic value of options exercisable	1,938	1,556
Total intrinsic value of options exercised	$ 1,785	$ 2,400
Intrinsic value of options at the date of grant